ASSETS HELD FOR SALE AND INVENTORIES, NET	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE AND INVENTORIES, NET
ASSETS HELD FOR SALE AND INVENTORIES, NET

NOTE 13. ASSETS HELD FOR SALE AND INVENTORIES, NET

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2020	December 31, 2019
In millions of COP
Inventories, net	426,642	394,354
Assets held for sale	82,503	124,395
Total assets held for sale and inventories, net	509,145	518,749

13.1. Inventories

Due to the nature of the financial services provided by some subsidiaries of the Bank, when assets provided through operating or financial leases to third parties that do not exercise the purchase option or do not have a purchase option, once the agreement expires those assets are recorded as inventories, considering that in the course of the ordinary activities performed by such subsidiaries, those assets are routinely sold.

The Bank’s inventories at December 31, 2020 and 2019, are summarized as follows:

Inventories	December 31, 2020	December 31, 2019
In millions of COP
Lands and buildings	380,009	356,480
Vehicles	59,035	49,951
Machinery	30,473	31,307
Total inventory cost	469,517	437,738
Impairment	(42,875)	(43,384)
Total inventories, net	426,642	394,354

Impairment is recognized based on market price fluctuation due to the fact that the fair value is determined by the offering price less cost to sell.

There are no inventories pledged as collateral for liabilities as of December 31, 2020 and 2019.

13.2. Assets held for sale

The assets recognized by the Bank as assets held for sale correspond to machinery, equipment, motor vehicles, technology, and investment property, among others that have been received as foreclosed assets.

The Bank’s assets are subject to a current plan for their sale, which contains the details of the selling price allocation and the advertising and marketing plan. Furthermore, the plan specifies the conditions to proceed with the selling process.

The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2020

	Banking		Banking	Banking	Banking
Assets held for sale	Colombia		Panama	ElSalvador	Guatemala	Total
In millions of COP
Machinery and equipment	1,978		1,299	-	-	3,277
Cost	2,070		1,384	-	-	3,454
Impairment	(92)		(85)	-	-	(177)
Real estate for residential purposes	26,138	(1)	35,732	4,918	3,464	70,252
Cost	26,348		37,156	5,120	3,464	72,088
Impairment	(210)		(1,424)	(202)	-	(1,836)
Real estate different from residential properties	-		8,974	-	-	8,974
Cost	-		9,055	-	-	9,055
Impairment	-		(81)	-	-	(81)
Total assets held for sale - cost	28,418		47,595	5,120	3,464	84,597
Total assets held for sale - impairment	(302)		(1,590)	(202)	-	(2,094)
Total assets held for sale(2)	28,116		46,005	4,918	3,464	82,503
(1)	The decreased corresponds to reclassifications to the Marketable and non-marketable for sale assets category. See Note 14 Other assets, net.
(2)	For 2020 there are no assets related to investments held for sale.

As of December 31, 2019

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	ElSalvador	Guatemala	Total
In millions of COP
Machinery and equipment	2,554	2,245	-	-	4,799
Cost	2,622	2,648	-	-	5,270
Impairment	(68)	(403)	-	-	(471)
Real estate for residential purposes	61,973	43,940	5,301	1,575	112,789
Cost	63,417	45,068	5,424	1,709	115,618
Impairment	(1,444)	(1,128)	(123)	(134)	(2,829)
Real estate different from residential properties	-	5,918	889	-	6,807
Cost	-	5,964	909	-	6,873
Impairment	-	(46)	(20)	-	(66)
Total assets held for sale - cost	66,039	53,680	6,333	1,709	127,761
Total assets held for sale - impairment	(1,512)	(1,577)	(143)	(134)	(3,366)
Total assets held for sale(1)	64,527	52,103	6,190	1,575	124,395
(1)	For 2019 there are no assets related to investments held for sale.

In October 2019, the sale of Avefarma S.A.S, Glassfarma Tech S.A.S. y Panamerican Pharmaceutical Holding Inc., was performed, generating a net profit of COP 7,068.

In March 2019 Arrendamiento Operativo CIB S.A.C. was sold, generating a net profit of COP 36,338 and in July 2019 FiduPerú S.A. Sociedad Fiduciaria was sold generating a loss of COP 602. These investments were classified as investments held for sale since december 2017.

Assets held for sale had an impairment amounting to COP 2,094 and COP 3,366 as of December 31, 2020 and 2019, respectively. Impairment losses are recognized for the difference between the carrying and recoverable amount of the asset.